Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 6,069		$ 5,295		$ 3,578
Charged to costs and expenses			774		1,717
Deduction-describe	1,988	[1]
Balance at end of period	4,081		6,069		5,295
Allowance for uncollectible notes receivable
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	440		295		179
Charged to costs and expenses	369		145		116
Balance at end of period	809		440		295
Inventory valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	96,817		92,481		87,044
Charged to costs and expenses	1,165		4,475		7,882
Charged to other accounts-describe	1,044	[2]			2,154	[2]
Deduction-describe			139	[3]	4,599	[3]
Balance at end of period	$ 99,026		$ 96,817		$ 92,481

[1]	Write off of uncollectible accounts and change in estimates.
[2]	Application of reserve policy to acquired inventories.
[3]	Divestitures.